[LOGO]
[THE HARTFORD]

May 2, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                            See Attached Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                 The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                 The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 25, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Project Filings

Exhibit A

Hartford Life Insurance Company Separate Account Two:

File No. 333-101950	Director Outlook Series II/IIR
BB&T Director Outlook Series II/IIR
AmSouth VA Outlook Series II/IIR
Director Select Outlook Series II/IIR
Huntington Director Outlook Series II/IIR
Classic Director Outlook Series II/IIR
Wells Fargo Director Outlook Series II/IIR
File No. 333-69485	The Director VII/VIIR
The BB&T Director II/IIR
AmSouth VA Series II/IIR
The Director Select Series II/IIR
The Director Choice Series II/IIR
The Huntington Director Series I/IR
The Director Solution Series I/IR
Director Preferred Series I/IR
Director Elite Series I/IR
The Wachovia Director Series I/IR
Fifth Third Director Series I/IR
Director Classic Series I/IR
File No. 333-69489	Nations VA Series II/IIR
File No. 333-66343	Director Edge Series I/IR
File No. 033-19945	The Director Series I
File No. 033-06952	The Director Series II-V

Hartford Life Insurance Company Separate Account Three:

File No. 333-35000	Hartford Select Leaders Series I/IR
File No. 333-69493	Select Dimensions Series II/IIR
File No. 333-52711	Select Dimensions Asset Manager Series I/IR

Hartford Life Insurance Company Separate Account Seven:

File No. 333-101954	Hartford Leaders Outlook Series II/IIR/III
Nations Outlook VA Series II/IIR/III
Huntington Hartford Leaders Outlook Series II/IIR/III
Classic Hartford Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook Series III
File No. 333-70153	Hartford Leaders Access Series I/IR
File No. 333-68463	Hartford Leaders Edge Series I/IR

Hartford Life Insurance Company Separate Account Ten:

File No. 333-50467	PHC Access Series I/IR
File No. 333-91929	PHCM Plus Series I/IR
File No. 333-39604	PHCM Outlook Series I/IR
File No. 033-17207	Putnam Capital Manager Series I-IV

Hartford Life and Annuity Insurance Company Separate Account One:

File No. 333-101951	Director Outlook Series II/IIR
Director Select Outlook Series II/IIR
Director Preferred Outlook Series II/IIR
Wells Fargo Director Outlook Series II/IIR
File No. 333-69487	The Director VII/VIIR
The Director Select Series II/IIR
The Director Solution Series I/IR
Director Preferred Series I/IR
Director Elite Series I/IR
Wells Fargo Director Series I/IR
File No. 333-66345	Director Edge Series I/IR
File No. 033-56790	The Director Series IV-V

Hartford Life and Annuity Insurance Company Separate Account Three:

File No. 333-34998	Hartford Select Leaders Series I/IR
File No. 333-69491	Select Dimensions Series II/IIR
File No. 333-52707	Select Dimensions Asset Manager Series I/IR

Hartford Life and Annuity Insurance Company Separate Account Seven:

File No. 333-101955	Hartford Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Select Leaders Outlook Series III
File No. 333-76425	Hartford Leaders Access Series I/IR
File No. 333-76423	Hartford Leaders Edge Series I/IR

Hartford Life and Annuity Insurance Company Separate Account Ten:

File No. 333-50465	PHC Access Series I/IR
File No. 333-91931	PHCM Plus Series I/IR
File No. 333-39608	PHCM Outlook Series I/IR
File No. 033-60702	Putnam Capital Manager Series III-IV